Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 1.24% (A), 05/25/2034	$ 126,568	$ 126,075
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.22% (A), 04/14/2029 (B)	328,792	328,556
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.32% (A), 11/10/2030 (B)	1,800,000	1,788,943
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.29% (A), 07/15/2030 (B)	300,000	298,763
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 1.17% (A), 07/17/2030 (B)	600,000	596,524
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.50% (A), 05/15/2036 (B)	500,000	494,162
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 1.50% (A), 01/15/2037 (B)	600,000	596,860
ARES L CLO Ltd.
Series 2018-50A, Class AR,
3-Month LIBOR + 1.05%, 1.29% (A), 01/15/2032 (B)	700,000	694,920
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 1.05% (A), 01/20/2028 (B)	152,760	152,538
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.96% (A), 06/15/2031 (B)	1,200,000	1,189,380
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 1.41% (A), 08/14/2030 (B)	600,000	596,314
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.21% (A), 10/24/2030 (B)	900,000	894,148
Elevation CLO Ltd.
Series 2017-8A, Class A1R2,
3-Month LIBOR + 0.95%, 1.21% (A), 10/25/2030 (B)	350,000	347,705

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.12% (A), 07/25/2035	$ 65,733	$ 66,507
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.52% (A), 06/25/2035	348,374	342,687
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.31% (A), 01/21/2028 (B)	300,051	299,916
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 1.52% (A), 02/18/2038 (B)	800,000	789,045
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.54% (A), 10/25/2035	500,000	489,963
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.72% (A), 06/25/2037	377,428	375,931
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.19% (A), 07/15/2030 (B)	300,000	298,036
LCM XIII LP
Series 13A, Class AR3,
3-Month LIBOR + 0.87%, 1.12% (A), 07/19/2027 (B)	713,982	712,032
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.25% (A), 07/20/2030 (B)	400,000	397,662
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 1.38% (A), 07/20/2030 (B)	800,000	798,097
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.57% (A), 06/15/2039 (B)	600,000	593,433
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.53% (A), 05/15/2036 (B)	209,128	207,700
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 1.60% (A), 01/17/2037 (B)	700,000	700,045
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2,
3-Month LIBOR + 0.88%, 1.39% (A), 11/15/2028 (B)	198,797	197,754
Man GLG Euro CLO
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 500,000	552,322

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 1.28% (A), 10/15/2030 (B)	$ 400,000	$ 397,496
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.28% (A), 10/25/2034	264,602	261,096
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	300,000	298,795
MidOcean Credit CLO VIII
Series 2018-8A, Class A1R,
3-Month LIBOR + 1.05%, 1.53% (A), 02/20/2031 (B)	300,000	297,009
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.16% (A), 12/26/2031 (B)	14,275	14,153
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.49% (A), 05/16/2030 (B)	400,000	398,062
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 1.05% (A), 07/20/2029 (B)	789,067	786,591
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.41% (A), 11/25/2065 (B)	293,364	290,375
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 1.43% (A), 06/25/2035	273,701	273,059
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.68% (A), 02/25/2037	294,326	281,164
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.29% (A), 10/23/2030 (B)	600,000	595,559
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 1.13% (A), 11/25/2037	1,100,000	1,088,495
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.85% (A), 02/17/2032 (B)	617,430	617,799
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.46% (A), 07/20/2032 (B)	200,000	198,360

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month LIBOR + 0.90%, 1.16% (A), 01/23/2029 (B)	$ 281,708	$ 280,125
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.24% (A), 07/25/2030 (B)	600,000	596,211
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 1.23% (A), 10/20/2030 (B)	800,000	794,551
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.76% (A), 01/25/2037	700,000	664,038
Stratus CLO Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 0.90%, 0.99% (A), 12/28/2029 (B)	700,000	696,790
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 1.40% (A), 11/15/2038 (B)	800,000	796,603
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.46% (A), 05/25/2058 (B)	202,903	202,903
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 1.70% (A), 02/15/2039 (B)	700,000	700,291
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.54% (A), 08/28/2029 (B)	1,277,806	1,271,874
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.88% (A), 06/20/2029 (B)	584,947	583,395
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.29% (A), 09/15/2030 (B)	300,000	297,508
Voya CLO Ltd.
Series 2017-IA, Class A1R,
3-Month LIBOR + 0.95%, 1.19% (A), 04/17/2030 (B)	300,000	298,208
Wellfleet CLO Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 1.14% (A), 04/20/2029 (B)	200,563	200,127

Total Asset-Backed Securities (Cost $28,184,953)		28,106,655

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 23.1%
Aerospace & Defense - 0.2%
Boeing Co.
3.60%, 05/01/2034	$ 200,000	$ 186,580
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	287,226
3.95%, 06/15/2023	200,000	197,364

		671,170

Airlines - 0.9%
Air Canada
3.88%, 08/15/2026 (B)	500,000	471,875
American Airlines Pass-Through Trust
3.00%, 04/15/2030	463,098	430,869
3.25%, 10/15/2028	154,333	138,341
3.50%, 08/15/2033	89,157	79,875
4.00%, 01/15/2027	45,541	42,293
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	243,504	230,810
3.80%, 03/20/2033 (B)	310,602	306,708
JetBlue Pass-Through Trust
4.00%, 05/15/2034	280,369	280,495
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	535,295
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	156,447	141,334
United Airlines Pass-Through Trust
2.88%, 04/07/2030	709,697	673,462
3.10%, 04/07/2030	709,697	650,824
5.88%, 04/15/2029	262,521	270,061

		4,252,242

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	600,000	592,156

Banks - 4.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	712,428
Banco Santander SA
3.49%, 05/28/2030	200,000	193,595
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	4,912,196
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	713,423
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B)	200,000	188,495
Fixed until 02/25/2031 (C), 4.63% (A) (B) (D)	400,000	359,500
Citigroup, Inc.
Fixed until 02/18/2026 (C), 3.88% (A)	1,400,000	1,322,125
4.40%, 06/10/2025	1,200,000	1,235,866
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B) (D)	200,000	183,581
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	741,948
Fixed until 03/09/2026 (C), 4.00% (A)	$ 300,000	284,400
Fixed until 12/17/2030 (C), 4.60% (A)	600,000	535,500
ING Groep NV
3.87%, 03/28/2026	700,000	703,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	$ 1,900,000	$ 1,754,223
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	409,432
4.55%, 08/16/2028	1,400,000	1,446,349
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	619,880
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	500,000	472,934
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	455,422
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	624,763
Nykredit Realkredit AS
1.00%, 10/01/2050 (E)	DKK 297,564	38,600
1.50%, 10/01/2053 (E)	198,929	26,645
Santander Holdings USA, Inc.
3.45%, 06/02/2025	$ 500,000	496,962
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	452,441
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	500,000	477,642
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	200,000	181,822
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (C) (E)	EUR 735,350	949,129
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	893,893
2.14%, 09/23/2030	400,000	350,534
Truist Financial Corp.
Fixed until 03/01/2030 (C), 5.10% (A)	1,000,000	1,014,000
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	494,455

		23,245,908

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	312,610
5.15%, 05/15/2038 (B)	100,000	108,787

		421,397

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	500,000	516,813
4.40%, 05/01/2045	500,000	524,794

		1,041,607

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	761,481
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	600,000	552,000

		1,313,481

Capital Markets - 1.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	595,506
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (C)	300,000	312,750

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Charles Schwab Corp.
Fixed until 06/01/2026 (C), 4.00% (A)	$ 300,000	$ 287,250
Credit Suisse Group AG
3.75%, 03/26/2025	2,900,000	2,892,426
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (E)	EUR 300,000	310,493
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 500,000	449,386
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	200,000	188,621
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	300,000	300,057
Goldman Sachs Group, Inc.
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	800,000	766,036
JAB Holdings BV
2.20%, 11/23/2030 (B)	250,000	222,916
Lazard Group LLC
4.38%, 03/11/2029	100,000	102,290
Moody’s Corp.
5.25%, 07/15/2044	100,000	116,134
MSCI, Inc.
3.63%, 11/01/2031 (B)	200,000	188,250
Nomura Holdings, Inc.
2.33%, 01/22/2027	600,000	562,040
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	815,964

		8,110,119

Chemicals - 0.3%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	303,990
Syngenta Finance NV
4.44%, 04/24/2023 (B)	200,000	202,675
5.18%, 04/24/2028 (B)	400,000	413,710
Yara International ASA
3.15%, 06/04/2030 (B)	500,000	466,338

		1,386,713

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	493,618

Consumer Finance - 0.4%
American Express Co.
2.55%, 03/04/2027	400,000	389,880
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	700,000	705,915
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	274,820
OneMain Finance Corp.
8.88%, 06/01/2025	400,000	421,419

		1,792,034

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	500,000	460,838
Berry Global, Inc.
1.57%, 01/15/2026	100,000	92,971
4.88%, 07/15/2026 (B)	700,000	708,904

		1,262,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 300,000	$ 302,975
Aircastle Ltd.
4.13%, 05/01/2024	200,000	199,820
4.25%, 06/15/2026	200,000	196,685
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	412,078
Brookfield Finance, Inc.
3.90%, 01/25/2028	700,000	704,105
DAE Funding LLC
1.55%, 08/01/2024 (B)	300,000	283,594
2.63%, 03/20/2025 (B)	600,000	569,280
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	37,291	37,039
Helios Leasing I LLC
1.56%, 09/28/2024	44,986	44,151
Jyske Realkredit AS
1.50%, 10/01/2053	DKK 99,585	13,350
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	$ 600,000	586,646
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	700,000	701,139
Nordea Kredit Realkreditaktieselskab
1.50%, 10/01/2053	DKK 99,602	13,344
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	$ 500,000	495,000
S&P Global, Inc.
4.75%, 08/01/2028 (B) (D)	500,000	538,104
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	300,000	291,000

		5,388,310

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	300,000	316,574
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	184,000

		500,574

Electric Utilities - 2.4%
Alabama Power Co.
4.15%, 08/15/2044	400,000	406,483
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	153,504
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	500,000	467,500
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	418,569
Duke Energy Progress LLC
3.40%, 04/01/2032	300,000	301,926
4.00%, 04/01/2052 (D)	200,000	211,884
Edison International
3.55%, 11/15/2024	200,000	200,805
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,250,851
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	561,000
Georgia Power Co.
3.25%, 03/15/2051	100,000	86,651
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	602,044
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	613,806

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Niagara Mohawk Power Corp.
2.76%, 01/10/2032 (B)	$ 400,000	$ 367,349
Northern States Power Co.
2.60%, 06/01/2051 (D)	100,000	84,523
Pacific Gas & Electric Co.
1.37%, 03/10/2023	200,000	196,387
3.30%, 12/01/2027	100,000	94,466
3.50%, 06/15/2025 (D) (H)	240,000	234,671
3.75%, 08/15/2042	800,000	652,278
4.25%, 08/01/2023 (H)	400,000	404,073
4.25%, 03/15/2046	600,000	519,111
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	600,000	549,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	187,833
4.00%, 04/01/2047	900,000	864,315
4.05%, 03/15/2042	100,000	95,963
4.65%, 10/01/2043	100,000	103,756
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,234,567
SP Group Treasury Pte Ltd.
3.38%, 02/27/2029 (B)	400,000	403,580

		11,266,895

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	100,000	103,292
4.88%, 06/15/2029	300,000	312,144

		415,436

Entertainment - 0.0% (I)
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	82,103

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	700,000	744,088
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	600,000	562,674
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,383,095
4.00%, 06/01/2025	1,250,000	1,268,170
Crown Castle International Corp.
3.10%, 11/15/2029	200,000	189,625
Essex Portfolio LP
4.00%, 03/01/2029	700,000	721,864
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	752,821
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (D)	300,000	261,676
STORE Capital Corp.
2.75%, 11/18/2030	400,000	362,001
UDR, Inc.
3.00%, 08/15/2031	400,000	379,650
Weyerhaeuser Co.
4.00%, 11/15/2029	1,500,000	1,542,935

		8,168,599

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	75,219	74,006
Sysco Corp.
2.45%, 12/14/2031	100,000	91,698

		165,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.1%
Conagra Brands, Inc.
5.30%, 11/01/2038	$ 200,000	$ 220,040
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	100,000	88,450

		308,490

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	900,000	925,942

Health Care Providers & Services - 0.9%
Adventist Health System
2.43%, 09/01/2024	600,000	587,135
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	700,826
Banner Health
1.90%, 01/01/2031	400,000	354,450
CHRISTUS Health
4.34%, 07/01/2028 (D)	600,000	624,091
CVS Health Corp.
5.05%, 03/25/2048	700,000	794,367
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	93,660
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	346,614
HCA, Inc.
4.13%, 06/15/2029	200,000	203,883
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	687,521

		4,392,547

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	571,000	611,092
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	388,244
5.38%, 04/15/2026	100,000	104,493
Marriott International, Inc.
2.85%, 04/15/2031	300,000	273,847
McDonald’s Corp.
3.80%, 04/01/2028	700,000	722,428
Sands China Ltd.
3.80%, 01/08/2026	400,000	378,500
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	200,000	169,500

		2,648,104

Insurance - 0.6%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	200,000	187,158
Fidelity National Financial, Inc.
3.40%, 06/15/2030	700,000	674,185
First American Financial Corp.
4.30%, 02/01/2023	100,000	101,377
4.60%, 11/15/2024	50,000	51,242
GA Global Funding Trust
2.90%, 01/06/2032 (B)	400,000	363,793
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	300,000	277,603

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	$ 200,000	$ 207,495
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,200,000	1,111,500

		2,974,353

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	200,000	162,751
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	300,000	299,217

		461,968

Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (D)	500,000	380,924
Prosus NV
3.26%, 01/19/2027 (B)	400,000	365,945

		746,869

IT Services - 0.0% (I)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	96,664
Global Payments, Inc.
2.65%, 02/15/2025	100,000	97,952

		194,616

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	200,000	181,806

Machinery - 0.3%
Weir Group PLC
2.20%, 05/13/2026 (B)	500,000	467,554
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,000,000	1,019,142

		1,486,696

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	1,151,574
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	80,349
4.20%, 03/15/2028	800,000	809,122
4.40%, 04/01/2033 (D)	400,000	398,880
4.80%, 03/01/2050	300,000	284,835
Comcast Corp.
2.94%, 11/01/2056 (B)	2,152,000	1,775,875
Discovery Communications LLC
4.00%, 09/15/2055	608,000	524,278
SES SA
3.60%, 04/04/2023 (B) (D)	200,000	201,114

		5,226,027

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B)	200,000	189,180

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (C), 6.13% (A)	$ 400,000	$ 394,000
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	177,767

		571,767

Oil, Gas & Consumable Fuels - 1.6%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	199,273
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	567,520
Energy Transfer LP
4.75%, 01/15/2026	100,000	103,987
5.80%, 06/15/2038	700,000	757,833
7.50%, 07/01/2038	150,000	184,982
Enterprise Products Operating LLC
3.20%, 02/15/2052	560,000	472,255
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	93,053
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	501,916
Pertamina Persero PT
4.18%, 01/21/2050 (B)	600,000	553,168
Petronas Energy Canada Ltd.
2.11%, 03/23/2028 (B)	300,000	281,101
Reliance Industries Ltd.
2.88%, 01/12/2032 (B)	400,000	366,804
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	663,250
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,780,484
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	192,178
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	235,194
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	367,843
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	40,149

		7,360,990

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,661,228
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	194,020

		1,855,248

Professional Services - 0.1%
Block Financial LLC
3.88%, 08/15/2030	600,000	589,388

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	211,476
2.88%, 02/15/2025 (B)	100,000	96,120
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	100,000	100,716
5.50%, 02/15/2024 (B)	84,000	86,028
Union Pacific Corp.
4.10%, 09/15/2067	300,000	310,357

		804,697

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	$ 400,000	$ 350,827
4.30%, 11/15/2032	700,000	711,299
Marvell Technology, Inc.
4.20%, 06/22/2023	400,000	406,599
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	371,980

		1,840,705

Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	200,000	194,685
Microsoft Corp.
2.92%, 03/17/2052	503,000	471,712
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,236,802
VMware, Inc.
4.65%, 05/15/2027	500,000	523,580

		2,426,779

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	594,000	781,232
Seagate HDD Cayman
4.13%, 01/15/2031	700,000	663,250

		1,444,482

Tobacco - 0.1%
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	200,471

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	400,000	399,543
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	700,000	693,000

		1,092,543

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	400,000	422,090
T-Mobile USA, Inc.
2.55%, 02/15/2031	100,000	90,693
2.63%, 04/15/2026	200,000	191,636

		704,419

Total Corporate Debt Securities (Cost $112,774,815)		109,198,866

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,685,296

Chile - 0.1%
Chile Government International Bond
2.75%, 01/31/2027	300,000	293,682

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	600,000	543,006

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.5%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	$ 2,400,000	$ 2,391,493

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (E)	PEN 1,900,000	500,458
5.94%, 02/12/2029 (B)	400,000	105,360
8.20%, 08/12/2026 (B)	1,200,000	352,087

		957,905

Qatar - 0.1%
Qatar Government International Bond
4.40%, 04/16/2050 (B) (D)	$ 500,000	561,939

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	293,087

Romania - 0.2%
Romanian Government International Bond
2.13%, 03/07/2028 (B)	EUR 400,000	416,313
2.63%, 12/02/2040 (B)	200,000	168,068
3.75%, 02/07/2034 (B)	200,000	206,072

		790,453

Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (E)	$ 200,000	216,519

Total Foreign Government Obligations (Cost $8,204,527)		7,733,380

LOAN ASSIGNMENTS - 0.2%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61%, 10/15/2038 (J) (K) (L)	843,611	777,488

IT Services - 0.1%
Virtusa Corp. 1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	297,000	292,638

Total Loan Assignments (Cost $1,126,017)		1,070,126

MORTGAGE-BACKED SECURITIES - 3.5%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	185,707	182,889
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.45% (A), 04/15/2036 (B)	700,000	696,224
BIG Commercial Mortgage Trust Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 1.64% (A), 02/15/2039 (B)	800,000	793,983

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 1.02% (A), 05/25/2037	$ 315,829	$ 308,271
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 1.06% (A), 05/25/2035	33,232	27,528
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	692,945
CSWF Corp.
Series 2021-SOP2, Class A,
1-Month LIBOR + 0.97%, 1.36% (A), 06/15/2034 (B)	856,221	840,145
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,592,572
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.55% (A), 04/15/2026 (B)	300,000	296,815
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.14% (A), 12/10/2044 (E)	GBP 31,386	41,089
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.48% (A), 07/15/2038 (B)	$ 695,718	687,418
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.67% (A), 07/19/2035	67,058	54,776
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	894,303
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	849,178	842,384
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.14% (A), 04/25/2028	194,196	191,155
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	314,884	311,673
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,585,402
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.90% (A), 12/15/2048	1,550,187	7,742
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.98% (A), 05/25/2035	27,625	27,310
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	985,743

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	$ 550,722	$ 538,681
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	307,306	301,697
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 1.49% (A), 11/15/2038 (B)	700,000	687,014
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 0.70% (A), 03/25/2035	290,384	279,500
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.59% (A), 10/20/2051	GBP 1,051,331	1,383,356
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 216,292	212,467
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.72% (A), 08/25/2046	520,297	500,200
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,473,554

Total Mortgage-Backed Securities (Cost $16,809,868)		16,436,836

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	274,013
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	280,670
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	424,602

		979,285

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	370,000	370,445

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	500,000	452,718

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	600,000	641,006

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	240,000	233,068

Total Municipal Government Obligations (Cost $2,755,077)		2,676,522

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.0%
Export-Import Bank of the US
1.58%, 11/16/2024	$ 49,493	$ 48,888
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	535,869	563,552
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,700,000	1,735,065
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	621,326	616,778
1-Month LIBOR + 0.40%, 0.80% (A), 02/15/2041 - 09/15/2045	551,901	553,331
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.87% (A), 01/15/2038	621,326	35,839
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.49% (A), 09/15/2043	680,678	110,658
Federal National Mortgage Association
3.50%, 06/01/2045	76,929	78,134
4.00%, 09/01/2050	1,975,495	2,019,758
4.50%, 04/01/2028 - 10/01/2041	177,842	188,547
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.01% (A), 02/25/2041	73,167	73,324
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	319,991	19,711
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	2,593,480	2,605,353
Uniform Mortgage-Backed Security
2.50%, TBA (M)	2,200,000	2,093,159
3.00%, TBA (M)	8,800,000	8,584,504
3.50%, TBA (M)	3,900,000	3,886,316
4.00%, TBA (M)	5,000,000	5,088,492

Total U.S. Government Agency Obligations (Cost $28,559,023)		28,301,409

U.S. GOVERNMENT OBLIGATIONS - 11.7%
U.S. Treasury - 11.7%
U.S. Treasury Bond
1.13%, 05/15/2040 (N)	5,060,000	3,991,273
1.38%, 11/15/2040 (N)	9,750,000	7,987,764
1.75%, 08/15/2041	13,800,000	11,973,656
1.88%, 02/15/2041 (N)	4,600,000	4,101,547
1.88%, 11/15/2051	410,000	359,390
2.00%, 11/15/2041	6,900,000	6,250,969
2.25%, 05/15/2041 (N)	1,300,000	1,229,160
2.25%, 08/15/2049 (N) (O)	420,000	399,607
2.88%, 11/15/2046 (N)	1,598,000	1,683,955
3.00%, 11/15/2045	70,000	74,832
3.00%, 02/15/2048 - 08/15/2048 (N)	3,420,000	3,730,900
3.13%, 11/15/2041 - 05/15/2048 (N)	5,830,000	6,390,070
4.38%, 05/15/2041(N)	4,500,000	5,725,019

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050 (D)	$ 3,000,000	$ 1,496,933

Total U.S. Government Obligations (Cost $62,496,098)		55,395,075

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 37.9%
U.S. Cash Management Bill
0.44% (P), 06/14/2022 (O)	2,300,000	2,298,109
0.66% (P), 07/19/2022	23,100,000	23,052,789
0.72% (P), 07/26/2022	9,800,000	9,776,948
U.S. Treasury Bill
0.05% (P), 04/14/2022 (O)	4,000,000	3,999,762
0.07% (P), 04/28/2022	23,000,000	22,997,667
0.10% (P), 04/26/2022 (O) (Q)	3,300,000	3,299,708
0.12% (P), 04/14/2022	6,600,000	6,599,607
0.17% (P), 04/21/2022	10,700,000	10,699,242
0.19% (P), 04/28/2022	1,800,000	1,799,818
0.25% (P), 04/19/2022 (O)	4,700,000	4,699,671
0.28% (P), 05/24/2022 - 05/31/2022	15,000,000	14,992,071
0.29% (P), 05/12/2022 (O)	1,900,000	1,899,567
0.37% (P), 06/02/2022 (O)	3,200,000	3,198,181
0.39% (P), 05/26/2022 (O) (Q)	2,900,000	2,898,782
0.39% (P), 06/09/2022	15,600,000	15,588,698
0.45% (P), 05/19/2022	28,000,000	27,990,853
0.46% (P), 06/16/2022	8,400,000	8,392,663
0.49% (P), 06/23/2022	14,800,000	14,783,991

Total Short-Term U.S. Government Obligations (Cost $178,963,162)		178,968,127

	Shares	Value

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (P)	2,937,820	2,937,820

Total Other Investment Company (Cost $2,937,820)		2,937,820

	Principal	Value

REPURCHASE AGREEMENTS - 12.4%
BNP Paribas SA, 0.28% (P), dated 03/31/2022, to be repurchased at $48,700,379 on 04/01/2022. Collateralized by U.S. Government Obligations, 0.13% - 2.50%, due 10/15/2025 - 10/20/2051, and with a total value of $49,946,774.	$ 48,700,000	48,700,000
Fixed Income Clearing Corp., 0.00% (P), dated 03/31/2022, to be repurchased at $9,976,153 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $10,175,721.	9,976,153	9,976,153

Total Repurchase Agreements (Cost $58,676,153)		58,676,153

Total Investments Excluding Options Purchased (Cost $501,487,513)		489,500,969
Total Options Purchased - 1.2% (Cost $7,436,402)		5,479,110

Total Investments (Cost $508,923,915)		494,980,079
Net Other Assets (Liabilities) - (4.7)%		(22,358,195)

Net Assets - 100.0%		$ 472,621,884

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD3,925.00	12/16/2022	USD	171,249,498	378	$7,436,402	$5,479,110

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 36	MSC	Pay	4.00%	04/20/2022	EUR	100,000	$(486)	$(135)
Put - Markit iTraxx® Europe Series 36	CITI	Pay	0.85	05/18/2022	EUR	300,000	(413)	(337)
Put - North America High Yield Index - Series 37	DUB	Pay	101.00	04/20/2022	USD	1,000,000	(4,000)	(686)
Put - North America High Yield Index - Series 37	MSC	Pay	101.00	04/20/2022	USD	200,000	(820)	(137)
Put - North America High Yield Index - Series 37	MSC	Pay	104.00	04/20/2022	USD	200,000	(1,450)	(391)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.85	04/20/2022	USD	1,900,000	(2,090)	(345)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.85	05/18/2022	USD	900,000	(1,054)	(565)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.95	04/20/2022	USD	1,600,000	(2,040)	(195)
Put - North America Investment Grade Index - Series 37	JPM	Pay	1.00	06/15/2022	USD	700,000	(1,071)	(497)
Put - North America Investment Grade Index - Series 37	DUB	Pay	1.10	06/15/2022	USD	800,000	(1,320)	(428)
Put - North America Investment Grade Index - Series 37	MSC	Pay	1.10	06/15/2022	USD	1,300,000	(2,691)	(695)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.90	04/20/2022	USD	800,000	(1,208)	(117)
Put - North America Investment Grade Index - Series 37	BOA	Pay	0.90	05/18/2022	USD	3,100,000	(2,790)	(1,582)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.95	04/20/2022	USD	900,000	(990)	(110)
Put - North America Investment Grade Index - Series 37	DUB	Pay	0.95	04/20/2022	USD	900,000	(990)	(110)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.95	04/20/2022	USD	1,500,000	(1,913)	(183)
Put - North America Investment Grade Index - Series 37	GSI	Pay	1.05	05/18/2022	USD	700,000	(1,106)	(208)

Total							$(26,432)	$(6,721)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(26,432)	$(6,721)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.71%	USD	300,000	$3,247	$3,052	$195
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.74	USD	500,000	5,451	6,124	(673)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	0.79	USD	300,000	2,898	3,797	(899)
General Motors Co., 4.88%, 10/02/2023	5.00	Quarterly	12/20/2026	1.64	USD	300,000	43,868	53,788	(9,920)
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.38	USD	400,000	1,925	1,978	(53)

Total							$57,389	$68,739	$(11,350)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	900,000	$(74,126)	$(29,312)	$(44,814)
North America High Yield Index - Series 37	5.00	Quarterly	12/20/2026	USD	1,100,000	69,954	92,578	(22,624)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	200,000	11,074	10,343	731
North American Investment Grade Index - Series 18	1.00	Quarterly	06/20/2027	USD	1,300,000	20,947	18,806	2,141
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	1,000,000	18,016	21,545	(3,529)

						$45,865	$113,960	$(68,095)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(17,606)	$2	$(17,608)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(66,194)	1,127	(67,321)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,900,000	219,633	—	219,633
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	2,400,000	185,098	—	185,098
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	2,700,000	204,676	—	204,676
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	138,015	—	138,015
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	105,979	(64,063)	170,042
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	09/21/2032	EUR	4,700,000	(519,084)	(423,071)	(96,013)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	105,036	(91,889)	196,925

Total							$355,553	$(577,894)	$933,447

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00%	Quarterly	06/20/2027	1.92%	USD	100,000	$(4,338)	$(4,777)	$439
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00	Quarterly	06/20/2027	1.92	USD	300,000	(13,034)	(11,566)	(1,468)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	1.94	USD	600,000	(24,617)	(27,145)	2,528

Total								$(41,989)	$(43,488)	$1,499

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index – Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$17,790	$(126,328)	$144,118
North America CMBS Basket Index – Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,697,556	10,129	(92,765)	102,894

Total							$27,919	$(219,093)	$247,012

									Value
OTC Swap Agreements, at value (Assets)									$27,919
OTC Swap Agreements, at value (Liabilities)									$(41,989)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	56	06/30/2022	$12,028,697	$11,867,625	$—	$(161,072)
5-Year U.S. Treasury Note	22	06/30/2022	2,587,264	2,523,125	—	(64,139)
10-Year U.S. Treasury Note	167	06/21/2022	21,145,302	20,520,125	—	(625,177)
30-Year U.S. Treasury Bond	116	06/21/2022	17,938,480	17,407,250	—	(531,230)
E-Mini Russell 2000® Index	229	06/17/2022	22,596,901	23,660,280	1,063,379	—
Euro-BTP Italy Government Bond	28	06/08/2022	4,370,435	4,284,151	—	(86,284)
MSCI EAFE Index	438	06/17/2022	44,362,463	46,962,360	2,599,897	—
S&P 500® E-Mini Index	862	06/17/2022	187,643,159	195,275,325	7,632,166	—

Total					$11,295,442	$(1,467,902)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(55)	06/21/2022	$(7,641,788)	$(7,450,781)	$191,007	$—
Euro OAT	(34)	06/08/2022	(5,853,032)	(5,698,669)	154,363	—
German Euro Bund	(55)	06/08/2022	(9,962,185)	(9,653,467)	308,718	—
U.S. Treasury Ultra Bond	(1)	06/21/2022	(184,052)	(177,125)	6,927	—

Total					$661,015	$—

Total Futures Contracts					$11,956,457	$(1,467,902)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/04/2022	USD	185,978	EUR	169,000	$—	$(998)
BNP	07/01/2022	MXN	84,000	USD	4,016	138	—
BOA	04/04/2022	GBP	903,000	USD	1,176,371	9,811	—
BOA	04/04/2022	EUR	2,471,000	USD	2,756,571	—	(22,732)
BOA	04/21/2022	RUB	1,265,715	USD	16,130	—	(914)
BOA	05/03/2022	USD	2,758,971	EUR	2,471,000	22,638	—
BOA	09/06/2022	USD	1,525,484	PEN	5,892,641	—	(52,143)
CITI	04/01/2022	USD	14,850	DKK	94,015	868	—
CITI	04/04/2022	USD	5,403	BRL	28,230	—	(519)
CITI	04/04/2022	BRL	28,230	USD	5,958	—	(36)
CITI	04/21/2022	RUB	411,323	USD	5,364	—	(419)
CITI	04/29/2022	PEN	1,459,621	USD	391,183	4,623	—
CITI	05/23/2022	RUB	732,680	USD	9,348	—	(812)
DUB	04/01/2022	DKK	299,141	USD	44,044	445	—
DUB	04/21/2022	USD	5,930	RUB	687,880	—	(2,339)
DUB	04/21/2022	RUB	726,838	USD	9,380	—	(642)
DUB	05/23/2022	USD	3,734	RUB	437,998	—	(1,369)
DUB	05/23/2022	RUB	3,273,675	USD	42,311	—	(4,173)
DUB	07/01/2022	USD	44,044	DKK	298,018	—	(440)
GSB	04/04/2022	USD	5,958	BRL	28,230	36	—
GSB	04/04/2022	BRL	28,230	USD	5,697	225	—
GSB	04/21/2022	USD	14,645	RUB	1,867,238	—	(7,802)
GSB	04/21/2022	RUB	3,273,913	USD	42,706	—	(3,348)
GSB	05/03/2022	USD	5,653	BRL	28,230	—	(221)
GSB	05/23/2022	USD	36,328	RUB	4,468,344	—	(15,728)
GSB	05/23/2022	RUB	3,070,978	USD	39,753	—	(3,977)
HSBC	04/01/2022	USD	15,594	DKK	100,000	721	—
HSBC	04/04/2022	USD	106,529	EUR	96,000	317	—
HSBC	04/04/2022	EUR	430,000	USD	472,500	3,239	—
HSBC	04/21/2022	RUB	594,888	USD	7,599	—	(448)
HSBC	07/01/2022	USD	13,478	DKK	90,000	44	—
JPM	04/21/2022	USD	37,509	RUB	4,392,304	—	(15,293)
JPM	05/23/2022	USD	18,167	RUB	2,170,957	—	(7,124)
MSC	04/01/2022	USD	133,477	DKK	846,641	7,562	—
MSC	04/01/2022	DKK	486,961	USD	71,838	584	—
MSC	07/01/2022	USD	87,562	DKK	590,135	—	(526)
SCB	04/04/2022	USD	2,964,557	EUR	2,636,000	48,166	—
SCB	04/04/2022	USD	2,939,226	GBP	2,190,000	62,438	—
SCB	04/21/2022	RUB	576,598	USD	7,555	—	(623)

Total						$161,855	$(142,626)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$28,106,655	$—	$28,106,655
Corporate Debt Securities	—	109,198,866	—	109,198,866
Foreign Government Obligations	—	7,733,380	—	7,733,380
Loan Assignments	—	292,638	777,488	1,070,126
Mortgage-Backed Securities	—	16,436,836	—	16,436,836
Municipal Government Obligations	—	2,676,522	—	2,676,522
U.S. Government Agency Obligations	—	28,301,409	—	28,301,409
U.S. Government Obligations	—	55,395,075	—	55,395,075
Short-Term U.S. Government Obligations	—	178,968,127	—	178,968,127
Other Investment Company	2,937,820	—	—	2,937,820
Repurchase Agreements	—	58,676,153	—	58,676,153
Exchange-Traded Options Purchased	5,479,110	—	—	5,479,110

Total Investments	$8,416,930	$485,785,661	$777,488	$494,980,079

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$177,380	$—	$177,380
Centrally Cleared Interest Rate Swap Agreements	—	958,437	—	958,437
Over-the-Counter Credit Default Swap Agreements	—	27,919	—	27,919
Futures Contracts (X)	11,956,457	—	—	11,956,457
Forward Foreign Currency Contracts (X)	—	161,855	—	161,855

Total Other Financial Instruments	$11,956,457	$1,325,591	$—	$13,282,048

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(6,721)	$—	$(6,721)
Centrally Cleared Credit Default Swap Agreements	—	(74,126)	—	(74,126)
Centrally Cleared Interest Rate Swap Agreements	—	(602,884)	—	(602,884)
Over-the-Counter Credit Default Swap Agreements	—	(41,989)	—	(41,989)
Futures Contracts (X)	(1,467,902)	—	—	(1,467,902)
Forward Foreign Currency Contracts (X)	—	(142,626)	—	(142,626)

Total Other Financial Instruments	$(1,467,902)	$(868,346)	$—	$(2,336,248)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $72,918,824, representing 15.4% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,257,836, collateralized by cash collateral of $2,937,820 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,411,213. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $2,082,933, representing 0.4% of the Portfolio’s net assets.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At March 31, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	05/25/2021- 06/21/2021	$503,936	$449,386	0.1%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2022, the total value of such securities is $638,744, representing 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the value of the security is $777,488, representing 0.2% of the Portfolio’s net assets.
(K)	Fixed rate loan commitment at March 31, 2022.
(L)	Security is Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $13,883,445.
(P)	Rates disclosed reflect the yields at March 31, 2022.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $253,907.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical — Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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